Directors' and key management remuneration - Additional information (Detail)	12 Months Ended
	Dec. 31, 2020 USD ($) Director	Dec. 31, 2019 USD ($) Director	Dec. 31, 2018 USD ($) Director
Disclosure Of Directors And Key Management Remuneration [Line Items]
Aggregate remuneration incurred	$ 59,797,000	$ 40,494,000	$ 39,592,000
Aggregate pension contribution to defined contribution plans	369,000	477,000	629,000
Other employment costs	$ 2,130,000	$ 2,066,000	$ 2,360,000
Defined Benefit Plan
Disclosure Of Directors And Key Management Remuneration [Line Items]
Number of directors accrued retirement benefits under defined contribution arrangements | Director	0	0	0
Defined Contribution Plans
Disclosure Of Directors And Key Management Remuneration [Line Items]
Number of directors accrued retirement benefits under defined contribution arrangements | Director	2	2	3
Rio Tinto plc
Disclosure Of Directors And Key Management Remuneration [Line Items]
Aggregate remuneration incurred	$ 14,983,000	$ 11,565,000	$ 11,465,000
Aggregate pension contribution to defined contribution plans	29,000	42,000	80,000
Rio Tinto Limited
Disclosure Of Directors And Key Management Remuneration [Line Items]
Aggregate pension contribution to defined contribution plans	0	0	0
Aggregate remuneration including pension contributions and other retirement benefits	$ 707,000	$ 749,000	$ 607,000